Unaudited Consolidated Statement of Changes in Total Equity (USD $) In Thousands	Total USD ($)	Total Equity Partners' Equity Common Units [Member]	Total Equity Partners' Equity Common [Member] USD ($)	Total Equity Partners' Equity General Partner [Member] USD ($)	Total Equity Non-controlling Interest [Member] USD ($)
Beginning Balance at Dec. 31, 2012	$ 1,254,274		$ 1,165,634	$ 47,346	$ 41,294
Beginning balance, units at Dec. 31, 2012		69,684
Net income and comprehensive income	130,273		111,863	12,243	6,167
Cash distributions	(106,087)		(94,073)	(11,870)	(144)
Equity based compensation (note 13)	936		917	19
Equity based compensation (note 13), Units		6
Proceeds from units issued out of continuous offering program, net of offering costs of $0.5 million (note 12)	4,924		4,819	105
Proceeds from units issued out of continuous offering program, net of offering costs of $0.5 million (note 12), units		124
Ending balance at Jun. 30, 2013	$ 1,284,320		$ 1,189,160	$ 47,843	$ 47,317
Ending balance, units at Jun. 30, 2013		69,814